Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Revenue

	For the 3 months ended 30 June 2025 USD’000	For the 3 months ended 30 June 2024 USD’000	For the 6 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2024 USD’000
Hafnia Vessels and TC Vessels
Revenue from voyage charter[1]	307,055	545,846	611,858	1,025,759
Revenue from time charter	39,509	17,252	75,049	59,131
Total revenue	346,564	563,098	686,907	1,084,890